State Street Equity 500 Index II Portfolio Investment Objectives and Goals - State Street Equity 500 Index II Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street Equity 500 Index II Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street Equity 500 Index II Portfolio (the “Equity 500 Index II Portfolio” or the “Portfolio”) seeks to provide investment results that, before expenses, correspond generally to the total return of the S&P 500® Index (the “S&P 500” or sometimes referred to in context as the “Index”).